UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA Funds Trust		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

ITEM 1. Schedule of Investments.

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
BEVERAGES — 7.0%
Ambev SA (Brazil)	643,258	$4,689,824
Britvic plc (Britain)	639,819	6,129,270
Fomento Economico Mexicano SAB de CV (Mexico)	729,686	6,679,155
		$17,498,249
PACKAGED FOOD — 6.3%
Alicorp SAA (Peru)	1,299,957	$4,533,258
Frutarom Industries Ltd. (Israel)	58,969	5,422,053
Nestle SA (Switzerland)	72,650	5,742,364
		$15,697,675
APPLICATION SOFTWARE — 6.1%
Amadeus IT Group SA (Spain)	38,605	$2,856,890
SAP SE (Germany)	50,374	5,288,350
TOTVS SA (Brazil)	793,256	6,922,324
		$15,067,564
PROFESSIONAL SERVICES — 4.8%
Pagegroup plc (Britain)	718,566	$5,415,028
Randstad Holding NV (Netherlands)	97,938	6,450,195
		$11,865,223
INTERNET BASED SERVICES — 4.4%
Just Eat plc (Britain)(a)	636,452	$6,232,383
Scout24 AG (Germany)	99,270	4,628,651
		$10,861,034
ADVERTISING & MARKETING — 4.3%
WPP AUNZ Ltd. (Australia)	6,450,897	$4,560,822
WPP plc (Britain)	388,470	6,173,424
		$10,734,246
OTHER SPEC RETAIL - DISCRETIONARY — 4.3%
GrandVision NV (Netherlands)	271,251	$6,184,228
Luxottica Group SpA (Italy)	72,130	4,481,047
		$10,665,275
FLOW CONTROL EQUIPMENT — 4.2%
KSB AG (Preference Shares) (Germany)	10,410	$5,718,490
Sulzer AG (Switzerland)	35,935	4,730,188
		$10,448,678
EDUCATIONAL SERVICES — 3.0%
G8 Education Ltd. (Australia)	3,656,648	$7,442,722

AIRLINES — 2.8%
Ryanair Holdings plc (Ireland)(a)	353,089	$6,957,282

CONSTRUCTION & MINING MACHINERY — 2.8%
Fenner plc (Britain)	809,667	$6,918,017

BANKS — 2.7%
AIB Group plc (Ireland)	1,126,582	$6,781,303

	Shares or Principal Amount	Fair Value
INFORMATION TECHNOLOGY SERVICES — 2.7%
Capgemini SE (France)	53,196	$6,637,500

NON WOOD BUILDING MATERIALS — 2.6%
Cie de Saint-Gobain (France)	123,130	$6,501,879

SPECIALTY CHEMICALS — 2.5%
IMCD Group NV (Netherlands)	102,062	$6,277,562

COMML & RES BLDG EQUIP & SYS — 2.1%
Volution Group plc (Britain)	1,913,590	$5,275,569

MEDICAL EQUIPMENT — 1.9%
Koninklijke Philips NV (Netherlands)	123,070	$4,712,593

OTHER COMMERCIAL SERVICES — 1.9%
Edenred (France)	131,865	$4,586,600

DEFENSE PRIMES — 1.8%
Avon Rubber plc (Britain)	251,333	$4,478,279

HOUSEHOLD PRODUCTS — 1.5%
L’Oreal SA (France)	16,439	$3,712,889

AIRCRAFT & PARTS — 0.7%
Meggitt plc (Britain)	296,963	$1,801,535

HEALTH CARE SUPPLIES — 0.7%
Essilor International SA (France)	13,280	$1,791,480

OTHER COMMON STOCKS (b)— 4.2%		$10,542,674

TOTAL COMMON STOCKS — 75.3% (Cost $176,515,806)		$187,255,828

TOTAL INVESTMENT SECURITIES — 75.3% (Cost $176,515,806)		$187,255,828

SHORT-TERM INVESTMENTS — 24.8%
State Street Bank Repurchase Agreement 0.28% 4/2/2018 (Dated 03/29/2018, repurchase price of $61,684,919, collateralized by $64,080,000 principal amount U.S. Treasury Notes - 2.25% 2024, fair value $62,921,241)	$61,683,000	$61,683,000
TOTAL SHORT-TERM INVESTMENTS (Cost $61,683,000)		$61,683,000
TOTAL INVESTMENTS — 100.1% (Cost $238,198,806)		$248,938,828
Other Assets and Liabilities, net — (0.1)%		(154,944)
NET ASSETS — 100.0%		$248,783,884

(a)   Non-income producing security.

(b)   As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

At March 31, 2018 the Fund, held forward foreign currency contracts, which are considered derivative instruments, as follows:

Counterparty	Currency Bought		Currency Sold		Settlement Date	Valuation at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	30,216,120	EUR	24,200,000	6/27/2018	$30,216,120	$252,646
						$30,216,120	$252,646

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The following table presents the valuation levels of the Fund’s investments as of March 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$11,368,979	$6,129,270	$—	$17,498,249
Packaged Food	4,533,258	11,164,417	—	15,697,675
Application Software	6,922,324	8,145,240	—	15,067,564
Professional Services	—	11,865,223	—	11,865,223
Internet Based Services	—	10,861,034	—	10,861,034
Advertising & Marketing	—	10,734,246	—	10,734,246
Other Spec Retail - Discretionary	—	10,665,275	—	10,665,275
Flow Control Equipment	—	10,448,678	—	10,448,678
Educational Services	—	7,442,722	—	7,442,722
Airlines	—	6,957,282	—	6,957,282
Construction & Mining Machinery	6,918,017	—	—	6,918,017
Banks	6,781,303	—	—	6,781,303
Information Technology Services	—	6,637,500	—	6,637,500
Non Wood Building Materials	—	6,501,879	—	6,501,879
Specialty Chemicals	—	6,277,562	—	6,277,562
Comml & Res Bldg Equip & Sys	5,275,569	—	—	5,275,569
Medical Equipment	—	4,712,593	—	4,712,593
Other Commercial Services	—	4,586,600	—	4,586,600
Defense Primes	4,478,279	—	—	4,478,279
Household Products	—	3,712,889	—	3,712,889
Aircraft & Parts	—	1,801,535	—	1,801,535
Health Care Supplies	—	1,791,480	—	1,791,480
Other Common Stocks	10,542,674	—	—	10,542,674
Short-Term Investment	—	61,683,000	—	61,683,000
	$56,820,403	$192,118,425	$—	$248,938,828
Forward Foreign Currency Contracts (currency risk) Receivable	$—	$252,646	$—	$252,646

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $26,933,270 from Level 1 to Level 2 during the period ended March 31, 2018. There were also transfers of $15,232,498 from Level 2 to Level 1 during the period ended March 31, 2018.The transfers between Level 2 and Level 1 of the fair value hierarchy during the period ended March 31, 2018, were due to changes in valuation of international equity securities from the fair value price to the exchange closing price.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2018 (excluding short-term investments), was $178,514,002 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$16,584,047
Gross unrealized depreciation:	(7,842,221)
Net unrealized appreciation:	$8,741,826

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2018

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: May 30, 2018